Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	23,157	—	30,538	—
Amounts payable to joint ventures and associates	1,364	—	1,866	—
Payables for capital expenditure and acquisitions	2,297	1,033	3,868	1,196
Payables related to the Gulf of Mexico oil spill	1,399	9,988	1,617	10,863
Other payables	5,041	681	5,810	133
	33,258	11,702	43,699	12,192
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,103	73	2,381	33
Other payables	653	337	749	401
	2,756	410	3,130	434
	36,014	12,112	46,829	12,626